DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current [Abstract]
Suppliers	$ 1,332,298	$ 911,318
UT Suppliers	7,610	0
Customers (credit balances)	10,736	8,592
Related companies	102,659	41,338
Total	1,453,303	961,248
Non-current [Abstract]
Suppliers	0	0
UT Suppliers	0	0
Customers (credit balances)	0	0
Related companies	0	0
Total	0	0
Argentine Pesos [Member]
Current [Abstract]
Total	614,699	290,245
Non-current [Abstract]
Total	0	0
U.S. Dollars [Member]
Current [Abstract]
Total	838,604	671,003
Non-current [Abstract]
Total	$ 0	$ 0